Long-Term Debt - Other Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other long-term debt and capital lease obligations
Total	$ 184,174	$ 238,613
Less current portion	(52,374)	(51,108)
Other long-term debt and capital lease obligations, net of current portion	131,800	187,505
Satellites and other finance lease obligations
Other long-term debt and capital lease obligations
Total	160,609	212,617
Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates of approximately 6%
Other long-term debt and capital lease obligations
Total	$ 23,565	$ 25,996
Minimum | Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates of approximately 6%
Other long-term debt and capital lease obligations
Interest rate (as a percent)	4.00%
Maximum | Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates of approximately 6%
Other long-term debt and capital lease obligations
Interest rate (as a percent)	6.00%